Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 3,915,900		$ 5,634,115	$ 8,022,306
Accounts receivable, net	10,918,344		9,994,881
Inventories	934,871		872,470	350,353
Contract assets	2,511,737		640,709
Prepaid expenses and other current assets	1,590,333		1,554,838
Total Current Assets	23,918,122		18,888,675
Other assets	92,712		75,935
Deferred tax asset, net			238,491
Property and equipment, net	2,871,507		2,475,963	2,289,723
Operating lease right-of-use assets	1,067,373		1,268,139	1,135,668
Finance lease right-of-use assets	344,657		447,012	583,484
Related party note receivable	3,000,000		3,000,000
Intangibles, net			7,571,156	771,028
Goodwill	27,091,695		27,010,745	27,010,745
TOTAL ASSETS	58,500,459		60,976,116	48,086,119
Current Liabilities
Accounts payable	3,446,248		2,780,885	4,699,855
Accrued expenses and other current liabilities	2,844,376		5,181,087
Contract liabilities	1,250,465		201,607
Current portion of operating lease obligations	724,083		583,429	539,599
Current portion of finance lease obligations	140,300		130,464	118,416
Current portion of long-term debt	22,887		291,036	294,398
Convertible promissory note, net	2,485,000		2,440,000
Total Current Liabilities	10,913,359		14,969,609
Operating lease obligations, net of current portion	448,633		799,385	636,414
Finance lease obligations, net of current portion	242,318		348,807	479,271
Long-term debt, net of current portion	61,713		496,623	825,764
Warrant liabilities	757,620		1,449,000
TOTAL LIABILITIES	12,423,643		18,063,424	17,463,600
Commitments and contingencies
Redeemable Non-Controlling Interests
Convertible preferred units	16,775,111		16,130,871
Class B Units	31,023,000		115,693,900
Stockholders’ Deficit
Additional paid-in capital	60,084,125		14,523,963	31,152,491
Accumulated other comprehensive loss	(4,895)
Accumulated deficit	(61,806,093)		(103,440,891)	(533,345)
TOTAL STOCKHOLDERS’ DEFICIT	(1,721,295)		(88,912,079)	30,622,519
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND STOCKHOLDERS’ DEFICIT	58,500,459		60,976,116	48,086,119
Related Party
Current Assets
Accounts receivable – related parties	465,047		191,662
Contract assets – related parties	3,581,890
Interest receivable – related parties	114,393
Related party note receivable			3,000,000
Current Liabilities
Accrued expenses and other current liabilities			3,359,101
Contract liabilities			2,000	1,160,848
Heliogen, Inc.
Current Assets
Cash and cash equivalents		$ 25,873,000	36,949,000	62,715,000
Short-term restricted cash			500,000	500,000
Investments				12,386,000
Receivables, net		176,000	764,000	4,679,000
Inventories				1,956,000
Contract assets
Prepaid expenses and other current assets		1,266,000	865,000	1,230,000
Total Current Assets		27,315,000	39,078,000	83,466,000
Property and equipment, net			315,000	5,577,000
Long-term restricted cash			1,000,000	1,000,000
Other long-term assets		415,000	1,066,000	3,081,000
Operating lease right-of-use assets		122,000	2,831,000	13,909,000
TOTAL ASSETS		27,852,000	44,290,000	107,033,000
Current Liabilities
Accounts payable		1,656,000	1,450,000	746,000
Accrued expenses and other current liabilities		2,873,000	11,164,000	8,907,000
Contract liabilities				17,008,000
Contract loss provisions				75,340,000
Current portion of operating lease obligations		989,000	2,550,000	1,792,000
Total Current Liabilities		4,529,000	12,614,000	102,001,000
Operating lease obligations, net of current portion		21,000	2,314,000	12,878,000
Long-term debt, net of current portion		51,000	344,000	169,000
TOTAL LIABILITIES		4,601,000	15,272,000	115,048,000
Commitments and contingencies
Stockholders’ Deficit
Preferred stock, value
Common stock, value		1,000	1,000	1,000
Additional paid-in capital		435,928,000	435,159,000	430,678,000
Accumulated other comprehensive loss		(596,000)	(511,000)	(516,000)
Accumulated deficit		(412,082,000)	(405,631,000)	(438,178,000)
TOTAL STOCKHOLDERS’ DEFICIT		23,251,000	29,018,000	(8,015,000)
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND STOCKHOLDERS’ DEFICIT		$ 27,852,000	44,290,000	107,033,000
Class V Common Stock
Stockholders’ Deficit
Common stock, value	2,448		3,523	3,373
Class A Common Stock
Stockholders’ Deficit
Common stock, value	$ 3,120		1,326
As Previously Reported
Current Assets
Accounts receivable, net			10,186,543	2,905,205
Contract assets			64,202	4,915,064
Prepaid expenses and other current assets			2,131,345	40,403
Total Current Assets			18,888,675	16,233,331
Other assets			314,426	62,140
Current Liabilities
Accrued expenses and other current liabilities			8,540,188	4,646,365
Contract liabilities			203,607	5,223,518
Total Current Liabilities			$ 14,969,609	15,522,151
Stockholders’ Deficit
TOTAL STOCKHOLDERS’ DEFICIT				$ 30,622,519